Initial Public Offering Initial Public Offering (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Management services agreement termination fee paid to Gores		$ 9,000
Other IPO transaction-related costs		1,008
IPO transaction-related costs	$ 2,216	$ 10,008	$ 0	$ 0